Pensions - Changes in value of net pension (assets)/liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pensions
Balance at beginning of year	£ (495)	£ (355)
Currency translation and other adjustments	(21)	9
Net interest expense	2
Current service cost	208
Past service cost	5
Income statement	215	188
Return on plan assets excluding recognised interest income	(6,027)	(3,556)	£ 2,090	£ (1,728)	£ (9,254)
Experience gains and losses	(455)	(279)	81	93	(794)
Effect of changes in actuarial financial assumptions	5,974
Effect of changes in actuarial demographic assumptions	185
Asset ceiling adjustments	319
Statement of comprehensive income	(4)	142
Contributions by employer	(296)	(473)
Liabilities extinguished upon settlement	(1)	(6)
Balance at end of year	(602)	(495)	(355)
Main Scheme
Pensions
Currency translation and other adjustments	4
Current service cost	156
Past service cost	3
Income statement	159	153
Return on plan assets excluding recognised interest income	(5,486)	(3,021)	1,891	(1,580)	(8,562)
Experience gains and losses	(427)	(275)	122	£ 107	£ (658)
Effect of changes in actuarial financial assumptions	5,419
Effect of changes in actuarial demographic assumptions	138
Asset ceiling adjustments	426
Statement of comprehensive income	70	108
Contributions by employer	(233)	(261)
Expected contributions to scheme in 2021	215
Maximum expected additional contributions to scheme in 2021	500
Fair value of plan assets
Pensions
Balance at beginning of year	51,925	48,752
Currency translation and other adjustments	92	(85)
Net interest expense	1,037
Income statement	1,037	1,374
Return on plan assets excluding recognised interest income	6,027
Statement of comprehensive income	6,027	3,556
Contributions by employer	296	473
Contributions by plan participants and other scheme members	14	15
Liabilities extinguished upon settlement	(2)	(188)
Benefits paid	(2,140)	(1,972)
Balance at end of year	57,249	51,925	48,752
Fair value of plan assets | Main Scheme
Pensions
Balance at beginning of year	46,555	43,806
Net interest expense	936
Income statement	936	1,245
Return on plan assets excluding recognised interest income	5,486
Statement of comprehensive income	5,486	3,021
Contributions by employer	233	261
Contributions by plan participants and other scheme members	9	10
Benefits paid	(1,896)	(1,788)
Balance at end of year	51,323	46,555	43,806
Present value of defined benefit obligation
Pensions
Balance at beginning of year	44,115	39,607
Currency translation and other adjustments	71	(76)
Net interest expense	890
Current service cost	208
Past service cost	5
Income statement	1,103	1,307
Experience gains and losses	(455)
Effect of changes in actuarial financial assumptions	5,974
Effect of changes in actuarial demographic assumptions	185
Statement of comprehensive income	5,704	5,428
Contributions by plan participants and other scheme members	14	15
Liabilities extinguished upon settlement	(3)	(194)
Benefits paid	(2,140)	(1,972)
Balance at end of year	48,864	44,115	39,607
Present value of defined benefit obligation | Main Scheme
Pensions
Balance at beginning of year	39,669	35,466
Currency translation and other adjustments	4
Net interest expense	795
Current service cost	156
Past service cost	3
Income statement	954	1,156
Experience gains and losses	(427)
Effect of changes in actuarial financial assumptions	5,419
Effect of changes in actuarial demographic assumptions	138
Statement of comprehensive income	5,130	4,825
Contributions by plan participants and other scheme members	9	10
Benefits paid	(1,896)	(1,788)
Balance at end of year	43,870	39,669	35,466
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	7,315	8,790
Net interest expense	149
Income statement	149	255
Asset ceiling adjustments	319
Statement of comprehensive income	319	(1,730)
Balance at end of year	7,783	7,315	8,790
Asset ceiling/minimum funding | Main Scheme
Pensions
Balance at beginning of year	6,886	8,340
Net interest expense	141
Income statement	141	242
Asset ceiling adjustments	426
Statement of comprehensive income	426	(1,696)
Balance at end of year	£ 7,453	£ 6,886	£ 8,340